Intangible Assets other than Goodwill	12 Months Ended
Dec. 31, 2020
Intangible Assets other than Goodwill [Abstract]
Intangible Assets other than Goodwill
21.	Intangible Assets other than Goodwill

(1)	Intangible assets as of December 31, 2019 and 2020 are as follows:

		2019
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value
		In millions of won
Software	￦	707,731	(235)	(542,736)	—	164,760
Licenses and franchises		3,398	—	(3,398)	—	—
Copyrights, patents rights and other industrial rights		102,828	—	(40,389)	(9,178)	53,261
Mining rights		584,969	—	(28,456)	(512,790)	43,723
Development expenditures		916,834	(1,492)	(822,972)	(19)	92,351
Intangible assets under development		73,335	(11,029)	—	(12,845)	49,461
Usage rights of donated assets and other		582,825	—	(389,664)	—	193,161
Leasehold rights		25,989	—	(20,671)	—	5,318
Greenhouse gas emissions rights		41,656	—	—	—	41,656
Others		557,749	(79)	(119,446)	(11,939)	426,285

	￦	3,597,314	(12,835)	(1,967,732)	(546,771)	1,069,976

		2020
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value
		In millions of won
Software	￦	775,667	(136)	(623,504)	—	152,027
Licenses and franchises		547	—	(547)	—	—
Copyrights, patents rights and other industrial rights		101,866	—	(49,772)	(9,178)	42,916
Mining rights		604,703	—	(34,062)	(528,251)	42,390
Development expenditures		958,035	(5,043)	(862,850)	(19)	90,123
Intangible assets under development		79,862	(7,203)	—	(12,844)	59,815
Usage rights of donated assets and other		592,930	—	(408,455)	—	184,475
Leasehold rights		27,843	—	(21,503)	—	6,340
Greenhouse gas emissions rights		61,373	—	—	—	61,373
Others		566,200	(75)	(137,843)	(12,011)	416,271

	￦	3,769,026	(12,457)	(2,138,536)	(562,303)	1,055,730

(2)	Changes in intangible assets for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning balance	Acquisition	Disposal	Amortization	Impairment(*1)	Others(*2)	Ending balance
		In millions of won
Software	￦	157,681	42,694	(774)	(81,883)	—	47,277	164,995
(Government grants)		(420)	—	—	202	—	(17)	(235)
Copyrights, patents rights and other industrial rights		67,112	171	(325)	(9,196)	—	(4,501)	53,261
Mining rights		534,524	8,742	—	(7,186)	(513,519)	21,162	43,723
Development expenditures		92,486	687	—	(28,901)	(68)	29,639	93,843
(Government grants)		(2,110)	—	—	833	—	(215)	(1,492)
Intangible assets under development		70,536	56,082	—	—	—	(66,128)	60,490
(Government grants)		(10,564)	—	—	—	—	(465)	(11,029)
Usage rights of donated assets and other		87,011	—	—	(15,632)	—	121,782	193,161
(Government grants)		—	—	—	—	—	—	—
Leasehold rights		5,552	—	—	(741)	—	507	5,318
Greenhouse gas emissions rights		7,050	118,743	(7,058)	—	—	(77,079)	41,656
Others		217,084	2,307	(164)	(14,413)	(22)	221,572	426,364
(Government grants)		—	—	—	2	—	(81)	(79)

	￦	1,225,942	229,426	(8,321)	(156,915)	(513,609)	293,453	1,069,976

(*1)

KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd., 100% owned subsidiaries, performed an impairment test over the mining rights and the Company recognized the amount of the carrying amount in excess of its recoverable amount as an impairment loss.

(*2)	‘Others’ include the business rights amounting to ￦172,434 million increased from the business combination between Korea East-West Power Co., Ltd. and Eumseong Natural Gas Power Co., Ltd.

		2020
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance
		In millions of won
Software	￦	164,995	14,101	—	(77,501)	—	50,568	152,163
(Government grants)		(235)	—	—	99	—	—	(136)
Copyrights, patents rights and other industrial rights		53,261	369	(390)	(8,352)	—	(1,972)	42,916
Mining rights		43,723	1,664	—	(4,380)	—	1,383	42,390
Development expenditures		93,843	10,273	—	(32,034)	—	23,084	95,166
(Government grants)		(1,492)	—	—	1,453	—	(5,004)	(5,043)
Intangible assets under development		60,490	53,638	—	—	(23)	(47,087)	67,018
(Government grants)		(11,029)	—	—	—	—	3,826	(7,203)
Usage rights of donated assets and other		193,161	—	—	(18,448)	—	9,762	184,475
Leasehold rights		5,318	—	—	(831)	—	1,853	6,340
Greenhouse gas emissions rights		41,656	37,109	(9,271)	—	—	(8,121)	61,373
Others		426,364	3,217	(46)	(30,476)	(3,576)	20,863	416,346
(Government grants)		(79)	—	—	4	—	—	(75)

	￦	1,069,976	120,371	(9,707)	(170,466)	(3,599)	49,155	1,055,730

(3)	Significant specific intangible assets as of December 31, 2019 and 2020 are as follows:

2019
Type	Description	Currency	Amount	Remaining useful lives
	In millions of won and thousands of Australian dollars
Software	ERP system and others	KRW	432	1 year and 2 months ~ 1 year and 4 months
	Electricity sales information system	KRW	4,824	3 years
Copyrights, patents rights and other industrial rights	Smart technology verification and standard design project conducting right	KRW	6,787	2 years and 9 months
	Contributions to ARP NRC DC	KRW	34,755	8 years
Mining rights	Mining rights of Bylong mine	AUD	—	— (*)
Development expenditures	Electricity sales information system	KRW	15,283	2 years and 3 months
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	31,385	6 years and 11 months
	Dangjin power plant load facility usage right	KRW	7,870	1 year and 3 months
Others	Occupancy and use of public waters	KRW	92,446	17 years and 1 months
	Business rights	KRW	171,955	29 years and 11 months

(*)	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. recognized impairment losses in full during the year ended December 31, 2019.

2020
Type	Description	Currency	Amount	Remaining useful lives
	In millions of won and thousands of Australian dollars
Software	ERP system and others	KRW	81	2 months ~ 4 months
Copyrights, patents rights and other industrial rights	Smart technology verification and standard design project conducting right	KRW	4,936	1 year 9 months
	Contributions to ARP NRC DC	KRW	29,219	7 years
Mining rights	Mining rights of Bylong mine	AUD	—	— (*)
Development expenditures	Electricity sales information system	KRW	8,229	1 year and 2 months
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	26,847	5 years and 11 months
	Dangjin power plant load facility usage right	KRW	1,574	3 months
	Right of use electricity and gas supply facility (Community district of Songdo)	KRW	10,016	9 years and 6 months
Others	Occupancy and use of public waters	KRW	87,035	16 years and 1 month
	Greenhouse gas emissions rights	KRW	61,373	—
	Business rights	KRW	166,207	28 years and 11 months

(*)	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.

(4)	For the years ended December 31, 2018, 2019 and 2020, the Company recognized research and development expenses of ￦723,888 million, ￦735,715 million and ￦700,642 million, respectively.